LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 8, 2019

TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 1, 2019, OF

RARE GLOBAL INFRASTRUCTURE VALUE FUND (THE “FUND”)

1.

Effective immediately, the Fund is no longer classified as “non-diversified”. All references in the Fund’s Summary Prospectus, Statutory Prospectus and SAI to the Fund being classified as non-diversified are hereby deleted in their entirety.

2.	Effective December 19, 2019, the Fund will be renamed RARE Global Infrastructure Income Fund.

3.

Effective December 19, 2019, the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “Investment objective”, the section of the Fund’s Statutory Prospectus titled “More on the fund’s investment strategies, investments and risks – Important information” and the section of the Fund’s SAI titled “INVESTMENT POLICIES – Investment Objective and Strategies” are hereby amended to restate the Fund’s investment objective as follows:

The fund seeks to provide income and capital appreciation.

4.	Effective December 19, 2019, the following paragraphs replace the corresponding paragraphs in the Fund’s Summary Prospectus and Statutory Prospectus titled “Principal Investment Strategies”:

The fund invests primarily in income paying equity and equity-related securities of exchange-traded infrastructure companies, which may include common stocks, preferred stocks, convertible stocks and other securities convertible into equity securities, publicly-traded units of master limited partnerships (MLPs), and securities of other investment companies, exchange traded funds (ETFs) and real estate investment trusts (REITs).

The fund may seek investment opportunities in any foreign country and may invest a significant portion of its assets in foreign securities. Under normal market conditions, the fund will invest in assets that are tied economically to a minimum of three countries (which may include the United States) and will invest a substantial portion (at least 40%, unless market conditions are deemed to be unfavorable, in which case at least 30%) of its assets in investments tied economically to countries outside of the United States. The fund may invest up to 20% of its assets in securities of companies located in countries with developing or emerging markets. The fund considers an investment to be tied economically to a country if the issuer: (i) has a class of its securities whose principal securities market is in the country; (ii) is organized under the laws of, or has a principal office in, the country, (iii) derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in the country, or (iv) maintains 50% or more if its assets in the country.

The subadviser uses various quantitative and qualitative measures to analyze global equity securities. The subadviser applies a proprietary screening methodology to develop an investment universe of securities of companies that are engaged in the infrastructure business and provide sustainable income distributions. This process focuses on identifying companies with long term cash flows from regulatory and/or contractual frameworks and where cash flows are believed to be relatively sustainable. The subadviser also focuses on companies that it believes are attractively valued relative to other companies in the same industry or market. Additionally, the quality and potential growth of income distributions are assessed before a company can enter the portfolio. The subadviser may sell a portfolio holding if the anticipated return falls below predetermined required return bands that prompt a review of the portfolio position.

5.

Effective December 19, 2019, the following paragraph is added to the Fund’s Summary Prospectus and Statutory Prospectus in the sections titled “Principal risks” and “More on the fund’s investment strategies, investments and risks – More on risks of investing in the fund”:

Dividend-paying stock risk. There is no guarantee that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

6.

Effective December 19, 2019, the following paragraph replaces the corresponding paragraph in the Fund’s Statutory Prospectus in the section titled “More on the fund’s investment strategies, investments and risks – Foreign investments”:

Foreign investments

The fund may invest a significant portion of its assets in foreign securities. The fund may invest directly in foreign issuers or invest in depositary receipts.

7.

Effective December 19, 2019, the following paragraph replaces the corresponding paragraph in the Fund’s Statutory Prospectus in the section titled “More on the fund’s investment strategies, investments and risks – Selection Process”:

Selection process

The subadviser uses various quantitative and qualitative measures to analyze global equity securities. The subadviser applies a proprietary screening methodology to develop an investment universe of infrastructure securities. This process focuses on identifying companies with long term cash flows from regulatory and/or contractual frameworks and where the subadviser believes cash flows are relatively sustainable and provide sustainable income distributions. These securities are then subjected to analysis and research with respect to revenues, cash flows, debt levels, and yield quality among other factors, to determine the subadviser’s view for each security. The portfolio held by the fund is constructed based on a bottom up analysis of individual securities and their yield quality, and investments are not selected because they are included in a particular industry standard index. In making investment decisions, the subadviser may also incorporate environmental, social and governance issues into the investment analysis and decision making process (including issues such as climate change) where the subadviser anticipates that these factors may have a material financial impact on an individual investment, but the subadviser does not adhere to any predetermined social, environmental, or ethical screens. The subadviser may sell a portfolio holding if the anticipated return falls below predetermined required return bands that prompt a review of the portfolio position.

8.	Effective December 19, 2019, the following disclosure replaces the last two bullet points in the section of the Fund’s SAI titled “INVESTMENT POLICIES – Investment Objective and Strategies”:

•	The Fund may invest a significant portion of its assets in foreign securities.

•	The Fund may invest up to 20% of its assets in securities of companies located in countries with developing or emerging markets.

9.	Effective December 19, 2019 the following changes are made to the Fund’s Summary Prospectus, Statutory Prospectus, and SAI:

a.	In the section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Statutory Prospectus, the references to Richard Elmslie are deleted and replaced with the following:

Daniel Chu	Senior Investment Analyst and Portfolio Manager	December 2019

b.	In the section titled “More on fund management – Portfolio managers” in the Fund’s Statutory Prospectus, the references to Richard Elmslie are deleted and replaced with the following:

Daniel Chu	Mr. Chu is a Senior Investment Analyst and Portfolio Manager of RARE and RIL. Prior to joining RARE in 2012, Mr. Chu was an Infrastructure Adviser at KPMG, where he evaluated and executed various Public-Private Partnership transactions. Mr. Chu also held the role of Infrastructure Analyst at ANZ, where he undertook financial and other project finance analysis relating to a range of infrastructure transactions. Mr. Chu holds a Bachelor of Commerce (Accounting and Finance) from the University of New South Wales and is a CFA Charterholder.	December 2019

c.

In the section titled “INVESTMENT MANAGEMENT AND SERVICE PROVIDER INFORMATION – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI, references to Richard Elmslie are deleted in their entirety and replaced with the following:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Daniel Chu*	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	3	0.79	0	0
	Other accounts	4	0.48	0	0

*	The information in this table relating to Mr. Chu is as of October 15, 2019 and does not reflect additional accounts (including the Fund) for which he will be joining the portfolio management team on December 19, 2019.

d.

In the section titled “INVESTMENT MANAGEMENT AND SERVICE PROVIDER INFORMATION – Portfolio Managers – Portfolio Managers Securities Ownership” in the Fund’s SAI, references to Richard Elmslie are deleted in their entirety and replaced with the following:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Daniel Chu	None*

*	It is not tax efficient for the portfolio managers, as residents of Australia, to invest in the Fund.

Please retain this supplement for future reference.

RARE559263

3